STOCK-BASED COMPENSATION PLANS Schedule of stock-based compensation expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Stock-based compensation expense:
Stock-based compensation expense	$ 7,629	$ 8,942	$ 9,404
Stock option plan [Member]
Stock-based compensation expense:
Stock-based compensation expense	2,170	2,090	2,250
Restricted stock plan [Member]
Stock-based compensation expense:
Stock-based compensation expense	5,459	6,852	7,154
Cost of goods sold [Member]
Stock-based compensation expense:
Stock-based compensation expense	420	630	519
Sales and marketing [Member]
Stock-based compensation expense:
Stock-based compensation expense	1,714	2,151	1,868
Research and development [Member]
Stock-based compensation expense:
Stock-based compensation expense	1,375	1,422	1,809
Administration [Member]
Stock-based compensation expense:
Stock-based compensation expense	$ 4,120	$ 4,739	$ 5,208